UNITED STATES SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing this Report:

Name:		Paradigm Asset Management Company, LLC
Address:	650 5th Avenue, 14th Floor
		New York, NY  10019

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	James E. Francis
Title:	CEO & President
Phone:  	212-771-6100

Signature, Place, and Date of Signing:
James E. Francis, 	New York,  NY,		February 10, 1999

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


 List of Other Managers Reporting for this Manager:


 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:

FORM 13F INFORMATION TABLE ENTRY TOTAL: 	861

FORM 13F INFORMATION TABLE VALUE TOTAL: 	$2,250,975,145